LEASING - Leasing payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leasing payable
Leasing payable	R$ 1,389,161	R$ 1,280,669
Current	386,472	430,727
Non-current	1,002,689	849,942
Financial expense for the year	R$ 122,321	R$ 129,137
Minimum
Leasing payable
Discount rate	3.50%	3.50%
Maximum
Leasing payable
Discount rate	15.20%	13.10%
2025
Leasing payable
Leasing payable		R$ 430,727
2026
Leasing payable
Leasing payable	R$ 386,472	285,711
2027
Leasing payable
Leasing payable	324,770	184,682
2028
Leasing payable
Leasing payable	221,401	130,349
2029
Leasing payable
Leasing payable	134,829	R$ 249,200
2030 on
Leasing payable
Leasing payable	R$ 321,689